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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-1743

                                  The Spectra Funds

                       ----------------------------------
               (Exact name of registrant as specified in charter)

                   111 Fifth Avenue, New York, New York 10003

          -------------------------------------------------------------
          (Address of principal executive offices)           (Zip code)

                                 Mr. Hal Liebes

                           Fred Alger Management, Inc.

                                111 Fifth Avenue

                            New York, New York 10003

          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: January 31, 2007

ITEM 1.  Schedule of Investments.



SPECTRA FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2007



                                                    SHARES             VALUE
                                                 ------------      ------------
COMMON STOCKS--100.6%

AEROSPACE & DEFENSE-4.8%
Armour Holdings, Inc.*                                112,900      $  6,830,450
BE Aerospace, Inc.*                                    74,500         2,218,610
Boeing Company                                         10,900           976,204
                                                                   ------------
                                                                     10,025,264
                                                                   ------------

BIOTECHNOLOGY-2.3%
Alexion Pharmaceuticals, Inc.*                          9,700           403,229
Amgen Inc.                                             28,400         1,998,508
Gilead Sciences, Inc.                                  35,700         2,296,224
                                                                   ------------
                                                                      4,697,961
                                                                   ------------

BUSINESS SERVICES-.8%
Endeavor Acquisition Corp.*                           143,200         1,559,448
                                                                   ------------

CAPITAL MARKETS-1.4%
Bear Stearns Companies Inc.                             6,600         1,088,010
National Financial Partners Corporation                38,500         1,890,350
                                                                   ------------
                                                                      2,978,360
                                                                   ------------

COMMERCIAL BANKS-.9%
Bank of America Corporation                            35,300         1,856,074
                                                                   ------------

COMMERCIAL SERVICES & SUPPLIES-.6%
Net 1 UEPS Technologies, Inc.*                         45,200         1,224,920
                                                                   ------------

COMMUNICATION EQUIPMENT-5.9%
Corning Incorporated*                                 178,400         3,717,856
Nokia Oyj ADR #                                       124,500         2,751,450
Silicon Laboratories Inc.*                            130,300         4,183,933
Sonus Networks, Inc.*                                 233,300         1,689,092
                                                                   ------------
                                                                     12,342,331
                                                                   ------------

COMPUTERS & PERIPHERALS-9.9%
Apple Computer, Inc.*                                  73,400         6,292,582
Autodesk, Inc.                                         12,600           550,872
Hewlett-Packard Company                                65,400         2,830,512
Memc Electronic Materials, Inc.*                      192,900        10,107,960
NCR Corporation*                                       18,900           895,671
                                                                   ------------
                                                                     20,677,597
                                                                   ------------

COMPUTER TECHNOLOGY-1.4%
Atheros Communications*                               125,900         2,991,384
                                                                   ------------

CONSTRUCTION & ENGINEERING-1.2%
McDermott International, Inc.*                         48,400         2,499,376
                                                                   ------------

DIVERSIFIED TELECOMMUNICATION SERVICES-.8%
Level 3 Communication Inc.*                           252,870         1,570,323
                                                                   ------------

DRUGS & PHARMACEUTICALS-1.4%
United Therapeutics Corporation*                       53,900         2,889,040
                                                                   ------------

ELECTRICAL EQUIPMENT-.5%
AMETEK, Inc.                                           32,800         1,136,848
                                                                   ------------

ENERGY EQUIPMENT & SERVICES-2.8%
Cameron International Corp.*                           48,800         2,562,000
Diamond Offshore Drilling Inc.                         28,400         2,398,096
Horizon Offshore, Inc.*                                56,900           955,920
                                                                   ------------
                                                                      5,916,016
                                                                   ------------

FINANCIAL SERVICES-4.9%
AllianceBernstein Holding LP                           54,300         4,891,887

                                                    SHARES             VALUE
                                                 ------------      ------------
Chicago Mercantile Exchange Holdings Inc.               4,000      $  2,253,200
Lazard Ltd.                                            60,500         3,070,980
                                                                   ------------
                                                                     10,216,067
                                                                   ------------

FOOD & STAPLES RETAILING-2.4%
CVS Corporation                                       151,400         5,094,610
                                                                   ------------

HEALTH CARE EQUIPMENT & SUPPLIES-1.9%
Intuitive Surgical, Inc.*                              21,900         2,155,179
Ventana Medical Systems, Inc.*                         41,700         1,755,570
                                                                   ------------
                                                                      3,910,749
                                                                   ------------

HEALTH CARE PROVIDERS & SERVICES-4.0%
Cardinal Health, Inc.                                  88,000         6,284,960
Humana Inc.*                                           17,900           993,450
UnitedHealth Group Incorporated                        21,380         1,117,319
                                                                   ------------
                                                                      8,395,729
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE-3.1%
Penn National Gaming, Inc.*                            41,700         1,827,294
Royal Caribbean Cruises Ltd.                          103,500         4,650,255
                                                                   ------------
                                                                      6,477,549
                                                                   ------------

HOUSEHOLD PRODUCTS-1.5%
Procter & Gamble Company                               47,402         3,074,968
                                                                   ------------

INTERNET & CATALOG RETAIL-6.2%
eBay Inc.*                                            314,400        10,183,416
Nutri/System, Inc.                                     64,508         2,841,577
                                                                   ------------
                                                                     13,024,993
                                                                   ------------

INTERNET SOFTWARE & SERVICES-5.1%
DealerTrack Holdings Inc.*                             88,300         2,447,676
Google Inc. Cl A*                                      13,000         6,516,900
Yahoo! Inc. *                                          57,200         1,619,332
                                                                   ------------
                                                                     10,583,908
                                                                   ------------

LEISURE EQUIPMENT & PRODUCTS-.6%
Smith & Wesson Holding Corporation*                   119,900         1,330,890
                                                                   ------------

MEDIA-5.3%
DreamWorks Animation SKG, Inc. Cl. A*                  85,200         2,400,936
Focus Media Holding Limited ADR*#                      28,200         2,331,012
Regal Entertainment Group                             279,200         6,282,000
                                                                   ------------
                                                                     11,013,948
                                                                   ------------

METALS-2.1%
SXR Uranium One, Inc.*                                208,700         2,742,318
Yamana Gold, Inc.                                     129,200         1,741,616
                                                                   ------------
                                                                      4,483,934
                                                                   ------------

METALS & MINING-.8%
Breakwater Resources, Ltd.*                         1,067,700         1,622,904
                                                                   ------------

MULTILINE RETAIL-.6%
Federated Department Stores, Inc.                      34,000         1,410,660
                                                                   ------------

OIL AND GAS EXPLORATION SERVICES-2.1%
Petrobank Energy and Resources Ltd.*                  277,100         4,403,119
                                                                   ------------

OIL & GAS-1.4%
Sunoco, Inc.                                           33,800         2,133,794
Valero Energy Corporation                              16,000           868,480
                                                                   ------------
                                                                      3,002,274
                                                                   ------------

PHARMACEUTICALS-4.5%
Abbott Laboratories                                    34,900         1,849,700
New River Pharmaceuticals Inc.*                        27,500         1,537,250
Salix Pharmaceuticals, Ltd.*                           95,400         1,354,680
Schering-Plough Corporation                            70,500         1,762,500
Sepracor Inc.*                                         52,100         2,972,826
                                                                   ------------
                                                                      9,476,956
                                                                   ------------

PHARMACEUTICAL PREPARATONS-1.2%
Adams Respiratory Therapeutics, Inc.*                  54,200         2,430,870
                                                                   ------------


ROAD & RAIL-.8%
Burlington Northern Santa Fe Corporation               21,200         1,703,632
                                                                   ------------

SEMICONDUCTOR CAPITAL EQUIPMENT-.5%
FormFactor Inc.*                                       23,600           959,340
                                                                   ------------

                                                    SHARES             VALUE
                                                 ------------      ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-2.9%
ON Semiconductor Corporation*                         124,200      $  1,038,312
SIPEX Corporation*                                    277,200         1,275,120
Tessera Technologies Inc.*                             45,985         1,758,466
Trident Microsystems, Inc.*                            95,800         1,999,346
                                                                   ------------
                                                                      6,071,244
                                                                   ------------

SOFTWARE-3.2%
Microsoft Corporation                                 103,000         3,178,580
Symantec Corporation*                                  76,700         1,358,357
TomTom NV*                                             42,300         1,762,294
VeriFone Holdings Inc.*                                10,500           419,685
                                                                   ------------
                                                                      6,718,916
                                                                   ------------

SPECIALTY RETAIL-1.4%
Abercrombie & Fitch Co. Cl. A                          24,800         1,972,592
Crocs, Inc.*                                           21,000         1,057,140
                                                                   ------------
                                                                      3,029,732
                                                                   ------------

TEXTILES & APPAREL-1.5%
Iconix Brand Group, Inc.*                             154,900         3,084,059
                                                                   ------------

TOBACCO-4.0%
Altria Group, Inc.                                     97,300         8,503,047
                                                                   ------------

TRANSPORTATION-.9%
Textron Inc.                                           19,700         1,835,449
                                                                   ------------

WIRELESS TELECOMMUNICATION SERVICES-3.0%
America Movil S.A. de C.V. Series L ADR#               33,400         1,481,624
NII Holdings Inc. Cl. B*                               44,700         3,298,860
Sprint Nextel Corporation                              79,300         1,413,919
                                                                   ------------
                                                                      6,194,403
                                                                   ------------

TOTAL COMMON STOCKS
(COST $193,371,337)                                                 210,418,892
                                                                   ------------

SHORT-TERM INVESTMENTS--.4%                         PRINCIPAL
U.S. AGENCY OBLIGATIONS                              AMOUNT
Federal Home Loan Banks, 4.88%, 2/1/07
(Cost $927,000)                                  $    927,000           927,000
                                                                   ------------

TOTAL INVESTMENTS
(COST $194,298,337)(a)                                  101.0%      211,345,892
Liabilities in Excess of Other Assets                    (1.0)       (2,101,297)
                                                 ------------      ------------
NET ASSETS                                              100.0%     $209,244,595
                                                 ============      ============


* Non-income producing securities.

# American Depositary Receipts.

(a) At January 31, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $194,298,337 amounted to $17,047,555 which consisted of aggregate gross unrealized appreciation of $19,978,086 and aggregate gross unrealized depreciation of $2,930,531.

SPECTRA FUND
SCHEDULE OF OPTIONS WRITTEN
JANUARY 31, 2007
                                                     SHARES SUBJECT
CALL OPTIONS WRITTEN                      CONTRACTS      TO CALL        VALUE
                                          ---------      -------     ----------
Memc Electronic Materials/April/50           438          43,800        245,280
Memc Electronic Materials/April/45           877          87,700        806,840
                                                                     ----------
TOTAL
(Premiums Received $454,809)                                         $1,052,120
                                                                     ==========

SPECTRA GREEN FUND
SCHEDULE OF INVESTMENTS
January 31, 2007


                                                       SHARES         VALUE
                                                       ------         -----
COMMON STOCKS-92.1%

AEROSPACE & DEFENSE-2.5%
BE Aerospace, Inc.*                                     2,540      $     75,641
General Dynamics Corporation                              625            48,844
                                                                   ------------
                                                                        124,485
                                                                   ------------


AUTOMOTIVE-.8%
Toyota Motor Corporation Sponsored ADR#                   300            39,534
                                                                   ------------


BIOTECHNOLOGY-2.9%
Amgen Inc.                                                705            49,611
Gen-Probe Incorporated*                                   945            48,875
Gilead Sciences, Inc.                                     785            50,491
                                                                   ------------
                                                                        148,977
                                                                   ------------


BUILDING & CONSTRUCTION-.7%
North American Energy Partner*                          2,000            34,280
                                                                   ------------


BUSINESS SERVICES-1.0%
Endeavor Acquisition Corp.*                             4,450            48,461
                                                                   ------------


CAPITAL MARKETS-.7%
Bear Stearns Companies Inc.                               210            34,619
                                                                   ------------


CASINO & RESORTS-.3%
Ameristar Casinos, Inc.                                   550            16,786
                                                                   ------------


CHEMICALS-.5%
Zoltek Companies, Inc.*                                   930            24,850
                                                                   ------------


COMMERCIAL BANKS-.6%
Bank of America Corporation                               580            30,496
                                                                   ------------


COMMERCIAL SERVICES & SUPPLIES-.7%
Net 1 UEPS Technologies, Inc.*                          1,285            34,824
                                                                   ------------

                                                    SHARES             VALUE
                                                 ------------      ------------
COMMUNICATION EQUIPMENT-1.7%
Cisco Systems, Inc.*                                    1,720      $     45,735
Motorola, Inc.                                            815            16,178
Sonus Networks, Inc.*                                   3,215            23,277
                                                                   ------------
                                                                         85,190
                                                                   ------------


COMPUTERS & PERIPHERALS-3.2%
Apple Computer, Inc.*                                     660            56,582
EMC Corporation *                                       1,240            17,347
Hewlett-Packard Company                                   795            34,408
Memc Electronic Materials, Inc.*                          510            26,724
Seagate Technology                                        905            24,516
                                                                   ------------
                                                                        159,577
                                                                   ------------


COMPUTER SERVICES-.8%
CNET Networks, Inc.*                                    4,515            41,312
                                                                   ------------


COMPUTER TECHNOLOGY-1.0%
Atheros Communications*                                 2,170            51,559
                                                                   ------------


CONSTRUCTION & ENGINEERING-.8%
McDermott International, Inc.*                            770            39,763
                                                                   ------------


DIVERSIFIED TELECOMMUNICATION SERVICES-.4%
Level 3 Communication Inc.*                             2,965            18,413
                                                                   ------------


DRUGS & PHARMACEUTICALS-.9%
United Therapeutics Corporation*                          865            46,364
                                                                   ------------


ELECTRICAL EQUIPMENT-.5%
AMETEK, Inc.                                              742            25,718
                                                                   ------------


ELECTRONICS-1.0%
SONY CORPORATION                                        1,035            47,952
                                                                   ------------


ENERGY EQUIPMENT & SERVICES-3.8%
Cameron International Corp.*                              630            33,075
Diamond Offshore Drilling Inc.                            395            33,354
Horizon Offshore, Inc.*                                 3,085            51,828
National-Oilwell Varco Inc.*                              420            25,469
Suntech Power Holdings Co., Ltd. ADR*#                  1,310            48,208
                                                                   ------------
                                                                        191,934
                                                                   ------------

FINANCE-.8%
Intercontinental Exchange Inc. *                          235            30,679
WNS Holdings Limited*                                     255             8,634
                                                                   ------------
                                                                         39,313
                                                                   ------------

                                                    SHARES             VALUE
                                                 ------------      ------------
FINANCIAL INFORMATION SERVICES-.4%
Genworth Financial Inc. Cl. A                             620      $     21,638
                                                                   ------------


FINANCIAL SERVICES-1.6%
AllianceBernstein Holding LP                              548            49,369
Chicago Mercantile Exchange Holdings Inc.                  55            30,982
                                                                   ------------
                                                                         80,351
                                                                   ------------


FOOD & STAPLES RETAILING-2.1%
CVS Corporation                                         2,165            72,852
Whole Foods Market, Inc.                                  755            32,608
                                                                   ------------
                                                                        105,460
                                                                   ------------


FREIGHT & LOGISTICS-.5%
FedEx Corp.                                               225            24,840
                                                                   ------------


HEALTH CARE EQUIPMENT & SUPPLIES-2.0%
Hologic, Inc.*                                          1,005            55,828
Kyphon Inc.*                                              505            23,629
Ventana Medical Systems, Inc.*                            535            22,523
                                                                   ------------
                                                                        101,980
                                                                   ------------


HEALTH CARE PROVIDERS & SERVICES-2.9%
Health Net Inc.*                                        1,035            50,415
HealthExtras, Inc.*                                     2,040            52,142
UnitedHealth Group Incorporated                           890            46,511
                                                                   ------------
                                                                        149,068
                                                                   ------------


HOTELS, RESTAURANTS & LEISURE-1.1%
Starbucks Corporation*                                  1,655            57,826
                                                                   ------------


HOUSEHOLD PRODUCTS-1.2%
Procter & Gamble Company                                  914            59,291
                                                                   ------------


INDUSTRIAL CONGLOMERATES-1.2%
General Electric Company                                1,700            61,285
                                                                   ------------


INSURANCE-1.4%
American International Group, Inc.                        250            17,113
Covanta Holding Corporation*                            1,145            27,091
Hartford Financial Services Group, Inc. (The)             300            28,473
                                                                   ------------
                                                                         72,677
                                                                   ------------

                                                    SHARES             VALUE
                                                 ------------      ------------
INTERNET & CATALOG RETAIL-2.6%
Coldwater Creek Inc.*                                   2,665      $     49,702
eBay Inc.*                                              2,470            80,003
                                                                   ------------
                                                                        129,705
                                                                   ------------


INTERNET SOFTWARE & SERVICES-5.1%
Altiris, Inc.*                                          1,385            45,331
DealerTrack Holdings Inc.*                              2,730            75,676
Google Inc. Cl A*                                         195            97,754
Yahoo! Inc. *                                           1,343            38,020
                                                                   ------------
                                                                        256,781
                                                                   ------------


MACHINERY-2.5%
Deere & Co                                                350            35,098
Joy Global Inc.                                           645            29,973
Terex Corporation*                                      1,105            62,863
                                                                   ------------
                                                                        127,934
                                                                   ------------


MEDIA-4.3%
Dolby Laboratories Inc. Cl. A*                          1,835            61,473
DreamWorks Animation SKG, Inc. Cl. A*                   1,650            46,497
Focus Media Holding Limited ADR*#                         960            79,353
NeuStar, Inc. Cl. A*                                    1,055            32,589
                                                                   ------------
                                                                        219,912
                                                                   ------------


METALS-.8%
Yamana Gold, Inc.                                       3,170            42,732
                                                                   ------------


METALS & MINING-4.3%
Breakwater Resources, Ltd.*                            17,530            26,646
Cameco Corporation                                      2,125            81,026
Freeport-McMoRan Copper & Gold, Inc. Cl. B                950            54,634
Paladin Resources Limited*                              8,390            57,220
                                                                   ------------
                                                                        219,526
                                                                   ------------


MULTILINE RETAIL-.5%
Federated Department Stores, Inc.                         625            25,931
                                                                   ------------


OIL & GAS-1.2%
Valero Energy Corporation                                 630            34,196
Warren Resources Inc.*                                  2,490            27,614
                                                                   ------------
                                                                         61,810
                                                                   ------------


OIL & GAS EXPLORATION SERVICES-.7%
Petrobank Energy and Resources Ltd.*                    2,315            36,785
                                                                   ------------


PERSONAL PRODUCTS-1.0%
Bare Escentuals, Inc.*                                  1,415            51,633
                                                                   ------------

                                                    SHARES             VALUE
                                                 ------------      ------------
PHARMACEUTICAL PREPARATIONS-.6%
Adams Respiratory Therapeutics, Inc.*                     714      $     32,023
                                                                   ------------


PHARMACEUTICALS-4.8%
Abbott Laboratories                                       660            34,980
Auxilium Pharmaceuticals Inc.*                          1,185            16,377
Barr Laboratories, Inc.*                                  905            48,436
Endo Pharmaceuticals Holdings Inc.*                       845            25,958
Salix Pharmaceuticals, Ltd.*                            1,395            19,809
Schering-Plough Corporation                             1,760            44,000
Sepracor Inc.*                                            565            32,239
Shire PLC                                                 350            22,218
                                                                   ------------
                                                                        244,017
                                                                   ------------


PHOTOGRAPHY-.7%
Shutterfly, Inc.*                                       2,795            37,397
                                                                   ------------


RESTAURANTS-1.0%
McCormick & Schmick's Seafood Restaurants, Inc.*        2,000            50,300
                                                                   ------------


REAL ESTATE-.4%
Jones Lang LaSalle Incorporated                           190            19,855
                                                                   ------------


ROAD & RAIL-.6%
Burlington Northern Santa Fe Corporation                  345            27,724
                                                                   ------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-2.7%
Advanced Micro Devices, Inc.*                             840            13,062
Marvell Technology Group Ltd.*                          1,160            21,216
Microsemi Corporation*                                  1,975            35,945
Tessera Technologies Inc.*                              1,720            65,773
                                                                   ------------
                                                                        135,996
                                                                   ------------

SOFTWARE-8.9%
Adobe Systems Incorporated                              1,240            48,199
Cerner Corporation*                                     1,075            48,300
Citrix Systems, Inc.*                                     790            25,019
Electronic Arts Inc.*                                   1,010            50,500
Microsoft Corporation                                   2,770            85,482
Symantec Corporation*                                   2,360            41,796
Synchronoss Technologies Inc. *                         3,615            55,671
Take-Two Interactive Software, Inc.*                    1,925            33,457
VeriFone Holdings Inc.*                                 1,570            62,753
                                                                   ------------
                                                                        451,177
                                                                   ------------

SPECIALTY RETAIL-4.8%
Abercrombie & Fitch Co. Cl. A                             630            50,110
Crocs, Inc.*                                            1,290            64,939
Gamestop Corp Cl. A*                                      280            14,960
Home Depot, Inc.                                          955            38,907
The Gap, Inc.                                           2,025            38,819
Urban Outfitters, Inc.*                                 1,525            37,210
                                                                   ------------
                                                                        244,945
                                                                   ------------


TEXTILES & APPAREL-1.2%
Iconix Brand Group, Inc.*                               2,975            59,232
                                                                   ------------

                                                    SHARES             VALUE
                                                 ------------      ------------
WIRELESS TELECOMMUNICATION SERVICES-2.6%
American Tower Corporation Cl. A*                       1,243      $     49,509
NII Holdings Inc. Cl. B*                                  750            55,350
Sprint Nextel Corporation                               1,345            23,981
                                                                   ------------
                                                                        128,840
                                                                   ------------

UTILITIES-.8%
Veolia Environnement                                      570            40,196
                                                                   ------------

Total Common Stocks                                                   4,663,274
 (Cost $4,182,200)                                                 ------------


Short-Term Investments--10.7%                        PRINCIPAL
U.S. AGENCY OBLIGATIONS                               AMOUNT
                                                      ------
Federal Home Loan Banks, 4.88%, 2/1/07
 (Cost $540,000)                                     $540,000           540,000
                                                                   ------------

Total Investments
  (Cost $4,722,200) (a)                                102.8%         5,203,274
Liabilities in Excess of Other Assets                   (2.8)         (141,260)
                                                     --------      ------------

Total Net Assets                                       100.0%        $5,062,014
                                                     ===========================



* Non-income producing securities.
# American Depositary Receipts.
(a) At January 31, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $4,722,200 amounted to $481,074 which consisted of aggregate gross unrealized appreciation of $549,817 and aggregate gross unrealized depreciation of $68,743.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant's principal executive officer and principal financial officer found Registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Spectra Funds

By /s/Dan C. Chung

Daniel C. Chung

President

Date: March 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Dan C. Chung

Daniel C. Chung

President

Date: March 20, 2007

By /s/Frederick A. Blum

Frederick A. Blum

Treasurer

Date: March 20, 2007